Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
MONEY MARKET FUND† - 1.8%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.17%[1]	4,379,076	$4,379,076
Total Money Market Fund
(Cost $4,379,076)		4,379,076

	Face Amount
U.S. TREASURY BILLS†† - 98.4%
U.S. Treasury Bills
3.71% due 01/26/23[2]	$120,000,000	119,702,494
3.70% due 01/26/23[2]	115,000,000	114,714,892
Total U.S. Treasury Bills
(Cost $234,380,660)		234,417,386
Total Investments - 100.2%
(Cost $238,759,736)		$238,796,462
Other Assets & Liabilities, net - (0.2)%		(405,410)
Total Net Assets - 100.0%		$238,391,052

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of December 31, 2022.
2	Rate indicated is the effective yield at the time of purchase.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$4,379,076	$—	$—	$4,379,076
U.S. Treasury Bills	—	234,417,386	—	234,417,386
Total Assets	$4,379,076	$234,417,386	$—	$238,796,462

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 97.0%
Financial - 22.7%
Visa, Inc. — Class A	1,634	$339,480
Mastercard, Inc. — Class A	917	318,869
Morgan Stanley	2,685	228,279
Chubb Ltd.	1,021	225,232
Prologis, Inc. REIT	1,983	223,543
American Express Co.	1,448	213,942
Truist Financial Corp.	4,869	209,513
Intercontinental Exchange, Inc.	1,992	204,359
American International Group, Inc.	3,203	202,558
Apollo Global Management, Inc.	3,032	193,411
MetLife, Inc.	2,546	184,254
Rexford Industrial Realty, Inc. REIT	3,340	182,498
Mid-America Apartment Communities, Inc. REIT	1,152	180,852
Equitable Holdings, Inc.	6,111	175,386
Life Storage, Inc. REIT	1,692	166,662
First Republic Bank	1,253	152,728
Annaly Capital Management, Inc. REIT	6,996	147,476
American Tower Corp. — Class A REIT	595	126,057
Rithm Capital Corp. REIT	11,326	92,533
Blackstone Mortgage Trust, Inc. — Class A REIT	4,056	85,865
New York Community Bancorp, Inc.	7,401	63,649
American Homes 4 Rent — Class A REIT	1,870	56,362
AGNC Investment Corp. REIT	4,128	42,725
Comerica, Inc.	409	27,342
JPMorgan Chase & Co.	126	16,896
Sun Communities, Inc. REIT	71	10,153
Total Financial		4,070,624
Technology - 20.1%
Microsoft Corp.	4,447	1,066,480
Apple, Inc.	6,418	833,891
Broadcom, Inc.	533	298,016
Accenture plc — Class A	934	249,229
QUALCOMM, Inc.	2,047	225,047
Applied Materials, Inc.	2,079	202,453
KLA Corp.	508	191,531
Electronic Arts, Inc.	1,536	187,668
Intuit, Inc.	436	169,700
Monolithic Power Systems, Inc.	428	151,345
NVIDIA Corp.	203	29,667
Total Technology		3,605,027
Consumer, Non-cyclical - 17.8%
Procter & Gamble Co.	2,324	352,225
Eli Lilly & Co.	871	318,647
Merck & Company, Inc.	2,849	316,097
Pfizer, Inc.	6,134	314,306
Danaher Corp.	945	250,822
Bristol-Myers Squibb Co.	3,308	238,011
Gilead Sciences, Inc.	2,639	226,558
Amgen, Inc.	797	209,324
Bunge Ltd.	1,947	194,252
Sysco Corp.	2,413	184,474
Constellation Brands, Inc. — Class A	630	146,003
PepsiCo, Inc.	711	128,449
Humana, Inc.	188	96,292
McKesson Corp.	229	85,902
UnitedHealth Group, Inc.	138	73,165
Johnson & Johnson	299	52,818
Mondelez International, Inc. — Class A	158	10,531
Total Consumer, Non-cyclical		3,197,876
Consumer, Cyclical - 12.6%
Home Depot, Inc.	1,048	331,021
Walmart, Inc.	1,889	267,841
NIKE, Inc. — Class B	2,255	263,857
Starbucks Corp.	2,312	229,350
TJX Companies, Inc.	2,785	221,686
Dollar General Corp.	845	208,081
Target Corp.	1,218	181,531
Lowe's Companies, Inc.	756	150,626
WW Grainger, Inc.	238	132,388
Costco Wholesale Corp.	263	120,060
Watsco, Inc.	458	114,225
Cummins, Inc.	179	43,370
Total Consumer, Cyclical		2,264,036
Energy - 7.1%
Exxon Mobil Corp.	3,719	410,206
EOG Resources, Inc.	1,748	226,401
Phillips 66	2,042	212,531
Pioneer Natural Resources Co.	873	199,385
Valero Energy Corp.	1,422	180,395
ConocoPhillips	411	48,498
Total Energy		1,277,416
Utilities - 5.3%
NextEra Energy, Inc.	2,981	249,212
Evergy, Inc.	2,951	185,706
Vistra Corp.	7,053	163,630
DTE Energy Co.	1,223	143,739
UGI Corp.	3,708	137,455
FirstEnergy Corp.	1,310	54,941
AES Corp.	852	24,504
Total Utilities		959,187
Communications - 5.2%
AT&T, Inc.	12,835	236,292
Comcast Corp. — Class A	6,601	230,837
eBay, Inc.	4,294	178,072
Fox Corp. — Class A	4,989	151,516
Interpublic Group of Companies, Inc.	4,010	133,573
Fox Corp. — Class B	228	6,487
Total Communications		936,777
Industrial - 4.8%
Caterpillar, Inc.	1,038	248,663
Deere & Co.	544	233,245
Eaton Corporation plc	1,285	201,681
Republic Services, Inc. — Class A	478	61,657
Agilent Technologies, Inc.	399	59,710
Emerson Electric Co.	542	52,065
Illinois Tool Works, Inc.	36	7,931
Total Industrial		864,952

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 97.0% (continued)
Basic Materials - 1.4%
Freeport-McMoRan, Inc.	4,550	$172,900
Air Products and Chemicals, Inc.	240	73,982
Total Basic Materials		246,882
Total Common Stocks
(Cost $18,007,174)		17,422,777

EXCHANGE-TRADED FUNDS† - 2.0%
Vanguard Dividend Appreciation ETF	1,099	166,883
iShares Select Dividend ETF*	1,382	166,669
Vanguard High Dividend Yield ETF	250	27,053
Total Exchange-Traded Funds
(Cost $357,364)		360,605
Total Investments - 99.0%
(Cost $18,364,538)		$17,783,382
Other Assets & Liabilities, net - 1.0%		181,543
Total Net Assets - 100.0%		$17,964,925

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,422,777	$—	$—	$17,422,777
Exchange-Traded Funds	360,605	—	—	360,605
Total Assets	$17,783,382	$—	$—	$17,783,382

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 94.9%
Consumer, Non-cyclical - 27.7%
Procter & Gamble Co.	1,222	$185,206
Eli Lilly & Co.	469	171,579
Merck & Company, Inc.	1,540	170,863
Abbott Laboratories	1,372	150,632
Pfizer, Inc.	2,679	137,272
Bristol-Myers Squibb Co.	1,840	132,388
Mondelez International, Inc. — Class A	1,927	128,434
AbbVie, Inc.	780	126,056
McKesson Corp.	326	122,289
Regeneron Pharmaceuticals, Inc.*	169	121,932
Vertex Pharmaceuticals, Inc.*	406	117,244
AmerisourceBergen Corp. — Class A	700	115,997
Hershey Co.	496	114,859
Constellation Brands, Inc. — Class A	479	111,008
US Foods Holding Corp.*	3,193	108,626
Waters Corp.*	165	56,526
Monster Beverage Corp.*	51	5,178
PepsiCo, Inc.	28	5,059
Total Consumer, Non-cyclical		2,081,148
Technology - 17.2%
Apple, Inc.	3,844	499,451
Microsoft Corp.	2,011	482,278
Electronic Arts, Inc.	868	106,052
QUALCOMM, Inc.	941	103,453
Accenture plc — Class A	221	58,972
Adobe, Inc.*	116	39,038
Total Technology		1,289,244
Financial - 16.3%
Visa, Inc. — Class A	859	178,466
Mastercard, Inc. — Class A	492	171,083
Chubb Ltd.	593	130,816
Progressive Corp.	974	126,337
Travelers Companies, Inc.	642	120,369
Prologis, Inc. REIT	1,036	116,788
Equitable Holdings, Inc.	3,783	108,572
Everest Re Group Ltd.	317	105,013
Public Storage REIT	352	98,627
Bank of America Corp.	1,486	49,216
AGNC Investment Corp. REIT	1,153	11,934
Berkshire Hathaway, Inc. — Class B*	17	5,251
Total Financial		1,222,472
Communications - 13.6%
Alphabet, Inc. — Class C*	3,520	312,330
AT&T, Inc.	7,254	133,546
Walt Disney Co.*	1,371	119,112
Arista Networks, Inc.*	913	110,793
eBay, Inc.	2,639	109,439
FactSet Research Systems, Inc.	253	101,506
Liberty Media Corporation-Liberty Formula One — Class C*	1,382	82,616
Amazon.com, Inc.*	604	50,736
Total Communications		1,020,078
Consumer, Cyclical - 8.1%
Home Depot, Inc.	556	175,618
Walmart, Inc.	1,052	149,163
Tesla, Inc.*	1,008	124,165
Lululemon Athletica, Inc.*	351	112,454
Costco Wholesale Corp.	96	43,824
Total Consumer, Cyclical		605,224
Utilities - 7.8%
NextEra Energy, Inc.	1,680	140,448
Duke Energy Corp.	1,161	119,571
American Electric Power Company, Inc.	1,245	118,213
Evergy, Inc.	1,842	115,917
Vistra Corp.	3,878	89,970
Total Utilities		584,119
Industrial - 4.2%
Northrop Grumman Corp.	238	129,855
Illinois Tool Works, Inc.	552	121,606
Snap-on, Inc.	272	62,149
Total Industrial		313,610
Total Common Stocks
(Cost $7,349,473)		7,115,895

EXCHANGE-TRADED FUNDS† - 4.4%
SPDR S&P 500 ETF Trust	430	164,445
Vanguard S&P 500 ETF	467	164,076
Total Exchange-Traded Funds
(Cost $330,962)		328,521
Total Investments - 99.3%
(Cost $7,680,435)		$7,444,416
Other Assets & Liabilities, net - 0.7%		49,155
Total Net Assets - 100.0%		$7,493,571

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,115,895	$—	$—	$7,115,895
Exchange-Traded Funds	328,521	—	—	328,521
Total Assets	$7,444,416	$—	$—	$7,444,416

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 95.6%
Consumer, Non-cyclical - 22.2%
Procter & Gamble Co.	1,435	$217,489
Eli Lilly & Co.	543	198,651
Danaher Corp.	591	156,863
Bristol-Myers Squibb Co.	2,064	148,505
Gilead Sciences, Inc.	1,606	137,875
McKesson Corp.	338	126,790
Pfizer, Inc.	2,404	123,181
AmerisourceBergen Corp. — Class A	701	116,163
Jazz Pharmaceuticals plc*	728	115,978
Constellation Brands, Inc. — Class A	495	114,716
Corteva, Inc.	1,928	113,328
Sysco Corp.	1,343	102,672
AbbVie, Inc.	634	102,461
IQVIA Holdings, Inc.*	465	95,274
Equifax, Inc.	418	81,243
PayPal Holdings, Inc.*	1,006	71,647
Mondelez International, Inc. — Class A	1,054	70,249
PepsiCo, Inc.	369	66,664
Amgen, Inc.	199	52,265
UnitedHealth Group, Inc.	87	46,126
Merck & Company, Inc.	409	45,378
Dexcom, Inc.*	384	43,484
US Foods Holding Corp.*	1,027	34,939
Johnson & Johnson	192	33,917
FleetCor Technologies, Inc.*	117	21,491
Centene Corp.*	63	5,166
Total Consumer, Non-cyclical		2,442,515
Technology - 20.7%
Microsoft Corp.	2,707	649,193
Apple, Inc.	4,030	523,618
Broadcom, Inc.	321	179,481
Adobe, Inc.*	423	142,352
QUALCOMM, Inc.	1,246	136,985
Applied Materials, Inc.	1,266	123,283
Salesforce, Inc.*	894	118,535
Electronic Arts, Inc.	903	110,329
ServiceNow, Inc.*	279	108,327
NXP Semiconductor N.V.	677	106,986
Accenture plc — Class A	215	57,370
NVIDIA Corp.	124	18,122
Total Technology		2,274,581
Financial - 15.9%
Visa, Inc. — Class A	1,014	210,669
Mastercard, Inc. — Class A	421	146,394
Chubb Ltd.	622	137,213
Prologis, Inc. REIT	1,207	136,065
Truist Financial Corp.	2,964	127,541
American International Group, Inc.	1,950	123,318
Travelers Companies, Inc.	652	122,243
American Tower Corp. — Class A REIT	562	119,065
Globe Life, Inc.	952	114,763
Equitable Holdings, Inc.	3,711	106,506
W R Berkley Corp.	1,324	96,083
First Republic Bank	755	92,027
Apollo Global Management, Inc.	1,326	84,586
Berkshire Hathaway, Inc. — Class B*	202	62,398
Citigroup, Inc.	528	23,881
MetLife, Inc.	289	20,915
Mid-America Apartment Communities, Inc. REIT	103	16,170
JPMorgan Chase & Co.	77	10,326
Total Financial		1,750,163
Consumer, Cyclical - 10.9%
Home Depot, Inc.	648	204,677
Tesla, Inc.*	1,429	176,024
Walmart, Inc.	1,171	166,036
NIKE, Inc. — Class B	1,368	160,070
Starbucks Corp.	1,408	139,674
TJX Companies, Inc.	1,734	138,026
Target Corp.	774	115,357
Southwest Airlines Co.	3,016	101,549
Total Consumer, Cyclical		1,201,413
Communications - 8.2%
Alphabet, Inc. — Class C*	4,378	388,460
Walt Disney Co.*	1,542	133,969
T-Mobile US, Inc.*	943	132,020
Amazon.com, Inc.*	1,491	125,244
Comcast Corp. — Class A	2,313	80,886
FactSet Research Systems, Inc.	62	24,875
eBay, Inc.	456	18,910
Total Communications		904,364
Industrial - 7.0%
Caterpillar, Inc.	639	153,079
Northrop Grumman Corp.	248	135,311
Eaton Corporation plc	802	125,874
Keysight Technologies, Inc.*	651	111,366
Axon Enterprise, Inc.*	660	109,514
Illinois Tool Works, Inc.	335	73,800
Fortune Brands Innovations, Inc.	643	36,722
Deere & Co.	59	25,297
Total Industrial		770,963
Energy - 5.9%
Exxon Mobil Corp.	2,294	253,028
Cheniere Energy, Inc.	766	114,870
Pioneer Natural Resources Co.	480	109,627
EOG Resources, Inc.	688	89,110
ConocoPhillips	631	74,458
Total Energy		641,093
Utilities - 3.8%
NextEra Energy, Inc.	1,851	154,744
Vistra Corp.	4,104	95,213
Evergy, Inc.	1,463	92,066
Constellation Energy Corp.	895	77,158
Total Utilities		419,181
Basic Materials - 1.0%
FMC Corp.	881	109,949
Total Common Stocks
(Cost $10,590,633)		10,514,222

EXCHANGE-TRADED FUNDS† - 3.5%
SPDR S&P 500 ETF Trust	511	195,422

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
EXCHANGE-TRADED FUNDS† - 3.5% (continued)
Vanguard S&P 500 ETF	555	$194,993
Total Exchange-Traded Funds
(Cost $392,475)		390,415
Total Investments – 99.1%
(Cost $10,983,108)		$10,904,637
Other Assets & Liabilities, net - 0.9%		98,101
Total Net Assets - 100.0%		$11,002,738

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,514,222	$—	$—	$10,514,222
Exchange-Traded Funds	390,415	—	—	390,415
Total Assets	$10,904,637	$—	$—	$10,904,637

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 96.6%
Consumer, Non-cyclical - 21.7%
Procter & Gamble Co.	760	$115,186
Merck & Company, Inc.	914	101,408
Abbott Laboratories	737	80,915
Philip Morris International, Inc.	726	73,479
Bristol-Myers Squibb Co.	992	71,374
Amgen, Inc.	266	69,862
Gilead Sciences, Inc.	749	64,302
Mondelez International, Inc. — Class A	923	61,518
Johnson & Johnson	308	54,408
AbbVie, Inc.	314	50,746
Constellation Brands, Inc. — Class A	213	49,363
Sysco Corp.	608	46,482
PepsiCo, Inc.	213	38,480
AmerisourceBergen Corp. — Class A	161	26,679
Pfizer, Inc.	348	17,832
Coca-Cola Co.	164	10,432
Keurig Dr Pepper, Inc.	138	4,921
Total Consumer, Non-cyclical		937,387
Financial - 21.5%
Berkshire Hathaway, Inc. — Class B*	248	76,607
Prologis, Inc. REIT	561	63,241
Chubb Ltd.	283	62,430
Progressive Corp.	454	58,888
Truist Financial Corp.	1,290	55,509
American International Group, Inc.	836	52,869
MetLife, Inc.	699	50,587
Travelers Companies, Inc.	268	50,247
Ameriprise Financial, Inc.	154	47,951
Globe Life, Inc.	382	46,050
Crown Castle, Inc. REIT	336	45,575
Mid-America Apartment Communities, Inc. REIT	286	44,899
Everest Re Group Ltd.	129	42,734
Equitable Holdings, Inc.	1,431	41,070
JPMorgan Chase & Co.	296	39,693
First Republic Bank	310	37,786
American Express Co.	226	33,392
Hartford Financial Services Group, Inc.	345	26,161
Apollo Global Management, Inc.	244	15,565
Equity LifeStyle Properties, Inc. REIT	240	15,504
Bank of America Corp.	422	13,977
Intercontinental Exchange, Inc.	60	6,155
Public Storage REIT	10	2,802
American Financial Group, Inc.	12	1,647
Total Financial		931,339
Industrial - 12.5%
Caterpillar, Inc.	297	71,149
Eaton Corporation plc	352	55,246
Northrop Grumman Corp.	99	54,015
TE Connectivity Ltd.	415	47,642
Parker-Hannifin Corp.	161	46,851
Keysight Technologies, Inc.*	272	46,531
CSX Corp.	1,225	37,951
Masco Corp.	794	37,056
Allegion plc	323	33,999
Fortune Brands Innovations, Inc.	568	32,439
Snap-on, Inc.	129	29,475
Amphenol Corp. — Class A	354	26,953
Republic Services, Inc. — Class A	158	20,381
Agilent Technologies, Inc.	15	2,245
Total Industrial		541,933
Consumer, Cyclical - 12.4%
Home Depot, Inc.	351	110,867
Walmart, Inc.	599	84,932
Cummins, Inc.	207	50,154
NIKE, Inc. — Class B	414	48,442
Dollar Tree, Inc.*	308	43,563
TJX Companies, Inc.	525	41,790
Southwest Airlines Co.	1,240	41,751
Target Corp.	264	39,347
General Motors Co.	961	32,328
Advance Auto Parts, Inc.	198	29,112
Starbucks Corp.	124	12,301
Delta Air Lines, Inc.*	60	1,972
Total Consumer, Cyclical		536,559
Energy - 7.3%
Chevron Corp.	630	113,079
Exxon Mobil Corp.	872	96,181
Pioneer Natural Resources Co.	248	56,641
Marathon Petroleum Corp.	242	28,166
Valero Energy Corp.	172	21,820
Total Energy		315,887
Technology - 6.3%
QUALCOMM, Inc.	595	65,414
Analog Devices, Inc.	361	59,215
Applied Materials, Inc.	593	57,746
Microchip Technology, Inc.	675	47,419
Electronic Arts, Inc.	192	23,458
NXP Semiconductor N.V.	89	14,065
Marvell Technology, Inc.	174	6,445
Total Technology		273,762
Utilities - 6.1%
NextEra Energy, Inc.	662	55,343
FirstEnergy Corp.	1,136	47,644
Evergy, Inc.	727	45,750
CenterPoint Energy, Inc.	1,524	45,705
Vistra Corp.	1,667	38,675
Duke Energy Corp.	166	17,096
UGI Corp.	229	8,489
AES Corp.	191	5,493
Total Utilities		264,195
Communications - 5.2%
Walt Disney Co.*	844	73,327
AT&T, Inc.	3,744	68,927
Comcast Corp. — Class A	1,364	47,699
eBay, Inc.	729	30,232
Omnicom Group, Inc.	50	4,078
Total Communications		224,263
Basic Materials - 3.6%
Freeport-McMoRan, Inc.	1,340	50,920
FMC Corp.	376	46,925

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2022

	Shares	Value
COMMON STOCKS† - 96.6% (continued)
Basic Materials - 3.6% (continued)
DuPont de Nemours, Inc.	650	$44,610
Air Products and Chemicals, Inc.	36	11,097
Total Basic Materials		153,552
Total Common Stocks
(Cost $3,978,391)		4,178,877

EXCHANGE-TRADED FUNDS† - 2.4%
iShares S&P 500 Value ETF	734	106,481
Total Exchange-Traded Funds
(Cost $105,681)		106,481
Total Investments - 99.0%
(Cost $4,084,072)		$4,285,358
Other Assets & Liabilities, net - 1.0%		42,136
Total Net Assets - 100.0%		$4,327,494

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,178,877	$—	$—	$4,178,877
Exchange-Traded Funds	106,481	—	—	106,481
Total Assets	$4,285,358	$—	$—	$4,285,358

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Transparent Value Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Directional Allocation Fund	Diversified
RBP® Dividend Fund	Diversified
RBP® Large-Cap Defensive Fund	Diversified
RBP® Large-Cap Market Fund	Diversified
RBP® Large-Cap Value Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

 Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At December 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Directional Allocation Fund	$238,759,736	$36,726	$-	$36,726
RBP® Dividend Fund	18,436,882	949,839	(1,603,339)	(653,500)
RBP® Large-Cap Defensive Fund	7,722,114	449,246	(726,944)	(277,698)
RBP® Large-Cap Market Fund	10,995,511	841,612	(932,486)	(90,874)
RBP® Large-Cap Value Fund	4,089,450	370,737	(174,829)	195,908

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 4 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended period. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.